Trade receivables - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Trade receivables
Schedule of trade receivables
	December 31, 2020	December 31, 2019
Trade receivables	501,498	394,309
Related Parties (Note 20)	22,791	17,062
( - ) Impairment losses on trade receivables	(32,055)	(22,524)
	492,234	388,847

Schedule of maturities of trade receivables
	December 31, 2020	December 31, 2019
Not yet due	425,327	332,071
Past due
Up to 30 days	8,456	10,403
From 31 to 60 days	10,931	7,505
From 61 to 90 days	8,764	6,071
From 91 to 180 days	15,539	9,506
From 181 to 360 days	18,038	16,813
Over 360 days	12,279	6,894
Total past due	74,007	57,192

Customers in bankruptcy	2,164	5,046
Related parties (note 20)	22,791	17,062
Provision for impairment of trade receivables	(32,055)	(22,524)

	492,234	388,847

Schedule of changes in impairment losses on trade receivables
	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Opening balance	22,524	19,397	26,616
Additions	29,870	6,936	5,932
Reversals	(4,855)	(1,975)	(3,649)
Write offs	(15,484)	(1,834)	(9,502)
Closing balance	32,055	22,524	19,397

(i)

The Company recognized an additional provision for expected losses due to COVID-19 effects, caused by temporary activities closing in schools and institutes, determined by States and Municipalities in the year ended December 31, 2020.

(ii)

The Company has assessed credits line alongside its customers, and some credit lines were renegotiated. Because of historical losses and lack of prospects of credit recovery alongside those customers, the Company recognized R$15,484 as write-offs as of December 31, 2020 (R$ 1,834 as of December 31, 2019 and R$ 9,502 from October 11 to December 31, 2018).

Somos - Anglo (Predecessor)
Trade receivables
Schedule of trade receivables
	As of December 31, 2017	As of January 01, 2017
Publishing	191,221	219,482
Learning System	44,523	27,174
Related Parties (note 19)	2,468	4,628
Others	17,500	5,058
(-) Impairment losses on trade receivables	(17,220)	(20,623)
	238,492	235,719

Schedule of maturities of trade receivables
	As of December 31, 2017	As of January 01, 2017
Not yet due	224,296	219,310
Past due
Up to 30 days	4,721	6,492
From 31 to 60 days	5,421	5,137
From 61 to 90 days	3,872	4,996
From 91 to 180 days	4,473	3,668
From 181 to 360 days	5,739	7,330
Over 360 days	7,190	9,409
Total past due	31,416	37,032
Impairment losses on trade receivables	(17,220)	(20,623)
	238,492	235,719

Schedule of changes in impairment losses on trade receivables
	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Opening balance	17,220	20,623
Additions / (reversals) in the period/year	4,027	(908)
Write-off against trade receivables	(748)	(2,495)
Closing balance	20,499	17,220